FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

7. FAIR VALUE MEASUREMENTS

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three‑tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1—observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2—inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3—inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The fair value of assets and liabilities as of December 31, 2016, including those measured at fair value on a recurring basis, consisted of the following:

	Level 1	Level 2	Level 3	Total
	RUB	RUB	RUB	RUB
Assets :
Cash equivalents:
Bank deposits(1)	—	22,521	—	22,521
Investments in money market funds	3	—	—	3
Term deposits, current	—	31,769	—	31,769
Restricted cash	578	—	—	578
Investments in debt securities(2)	—	3,033	—	3,033
Loans to employees	—	1,583	—	1,583
Loans granted	—	1,120	—	1,120
	581	60,026	—	60,607
Liabilities:
Convertible debt	—	19,228	—	19,228
Contingent consideration(2)	—	—	254	254
Derivative contracts(2)	—	59	—	59

Redeemable noncontrolling interests (Note 14)	—	—	1,506	1,506
	—	19,287	1,760	21,047

(1)	Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.
(2)	Amounts are measured at fair value on a recurring basis. The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the year ended December 31, 2016.

The fair value of assets and liabilities as of December 31, 2017, including those measured at fair value on a recurring basis, consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Level 3	Total	Total
	RUB	RUB	RUB	RUB	$
Assets :
Cash equivalents:
Bank deposits(1)	—	30,686	—	30,686	532.7
Investments in money market funds	3	—	—	3	0.1
Term deposits, current	—	23,040	—	23,040	400.0
Term deposits, non-current	—	5,013	—	5,013	87.0
Restricted cash	569	—	—	569	9.8
Loans to employees	—	2,116	—	2,116	36.8
Loans granted	—	1,075	—	1,075	18.6
	572	61,930	—	62,502	1,085.0
Liabilities:
Convertible debt	—	18,323	—	18,323	318.1
Contingent consideration(2)	—	—	188	188	3.3
Derivative contracts(2)	—	18	—	18	0.3

Redeemable noncontrolling interests (Note 14)	—	—	9,821	9,821	170.5
	—	18,341	10,009	28,350	492.2
(1)	Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.
(2)	Amounts are measured at fair value on a recurring basis. The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the year ended December 31, 2017.

The fair values of the Company’s Level 1 financial assets are based on quoted market prices of identical underlying securities. The fair values of the Company’s Level 2 financial assets and liabilities are based on quoted prices and market observable data of similar instruments.

There were no transfers of financial assets and liabilities between the levels of the fair value hierarchy during the years ended December 31, 2015,  2016 and 2017.

The total gains attributable to bank deposits and investments in money market funds amounted to RUB 2,868, RUB 2,583 and RUB 2,598  ($45.1) in 2015, 2016 and 2017, respectively. Such amounts are included in interest income in the consolidated statements of income.

The Company measures at fair value non-financial assets and liabilities recognized as a result of business combinations.

The Company measures the fair value of non-current term deposits and convertible debt for disclosure purposes. The carrying amounts and fair values of non-current term deposits and convertible debt as of December 31, 2016 and 2017 were as follows:

	2016		2017
	Carrying amount	Fair value	Carrying amount		Fair value
	RUB	RUB	RUB	$	RUB	$
Term deposits, non-current	—	—	5,005	86.9	5,013	87.0
Convertible debt	(18,750)	(19,228)	(17,834)	(309.6)	(18,323)	(318.1)
Total	(18,750)	(19,228)	(12,829)	(222.7)	(13,310)	(231.1)

The Company did not estimate the fair value of non‑marketable equity investments carried at cost because it did not identify events or changes in circumstances that might have had a significant adverse effect on the fair value of these investments. Furthermore, the Company believes it is not practicable to estimate the fair value of these equity investments since quoted market prices are not available and the cost of obtaining independent valuations appears excessive considering the materiality of the investments to the Company.